Basis of Preparation - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss	$ 815,661	$ 529,732	$ 14,765,582	$ 10,747,692
Impact Of Revised Estimated Reduction Of Provision			$ 1,100,000